UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2022

Item #1. Reports to Stockholders.

INDEX	Kingsbarn Tactical Bond ETF

KDRN
SEMI-ANNUAL REPORT

For the Period Ended May 31, 2022* (unaudited)

Kingsbarn Tactical Bond ETF

*Commencement of Operations December 20, 2021

The Kingsbarn Tactical Bond ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 866-788-7878. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kingsbarn Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of May 31, 2022 and are subject to change at any time. For most recent information, please call 866-788-7878.

KINGSBARN TACTICAL BOND ETF

Important Disclosure Statement

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Portfolio Composition as of May 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Exchange Traded Funds:
Government	34.19%
Objective mortgage backed	24.45%
Corporate	14.70%
Municipals	9.86%
Inflation protected	9.50%
92.70%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Schedule of Investments
May 31, 2022 (unaudited)

	Security Description	Number of Shares	Fair Value
92.70%	EXCHANGE TRADED FUNDS

14.70%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,222	$597,606

34.19%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	13,454	1,390,067

9.86%	MUNICIPALS
	iShares National Muni Bond ETF	3,710	401,051

9.50%	OBJECTIVE INFLATION PROTECTED
	iShares TIPS ETF	3,248	386,317

24.45%	OBJECTIVE MORTGAGE BACKED
	iShares MBS ETF	10,024	994,080

92.70%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $3,847,487)		3,769,121

92.70%	TOTAL INVESTMENTS
	(Cost: $3,847,487)		3,769,121
7.30%	Other assets, net of liabilities		296,748
100.00%	NET ASSETS		$4,065,869

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of Assets and LiabilitiesMay 31, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $ 3,847,487) (Note 1)	$3,769,121
Cash	138,894
Cash at Broker	160,524
TOTAL ASSETS	4,068,539

LIABILITIES
Accrued advisory fees	2,670
TOTAL LIABILITIES	2,670
NET ASSETS	$4,065,869

Net Assets Consist of:
Paid-in capital	$4,188,225
Distributable earnings (losses)	(122,356)
Net Assets	$4,065,869

NET ASSET VALUE PER SHARE
Net Assets	$4,065,869
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	175,000
Net Asset Value and Offering Price Per Share	$23.23

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of OperationsDecember 20, 2021* through May 31, 2022 (unaudited)

INVESTMENT INCOME
Investment income	$25,813
Total investment income	25,813

EXPENSES
Advisory fees (Note 2)	12,932
Total expenses	12,932
Advisory fee waivers (Note 2)	(3,104)
Net expenses	9,828
Net investment income (loss)	15,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(121,839)
Net realized gain (loss) on futures contracts	70,535
Net realized gain (loss) on investments and futures contracts	(51,304)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(78,366)
Net realized and unrealized gain (loss) on investments and futures contracts	(129,670)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(113,685)

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Statement of Changes in Net AssetsDecember 20, 2021* through
May 31, 2022 (unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$15,985
Net realized gain (loss) on investments and futures contracts	(51,304)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(78,366)
Increase (decrease) in net assets from operations	(113,685)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(8,671)
Decrease in net assets from distributions	(8,671)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	4,774,372
Shares redeemed	(586,147)
Increase (decrease) in net assets from capital stock transactions	4,188,225

NET ASSETS
Increase (decrease) during period	4,065,869
Beginning of period	—
End of period	$4,065,869

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Statement of Changes in Net Assets

Financial HighlightsSelected Per Share Data Throughout The Period

December 20, 2021* through May 31, 2022 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss) (1)	0.16
Net realized and unrealized gain (loss) on investments	(1.84)
Total from investment activities	(1.68)
Distributions
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$23.23

Total Return**	(6.65%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	1.25%
Expenses, net of waiver or recovery (Note 2)	0.95%
Net investment income (loss)	1.55%
Portfolio turnover rate****	58.89%
Net assets, end of period (000’s)	$4,066

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations.

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period December 20, 2021 through May 31, 2022 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial StatementsMay 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Tactical Bond ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on December 20, 2021.

The Fund’s objective is to maximize total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of May 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$3,769,121	$—	$—	$3,769,121
	$3,769,121	$—	$—	$3,769,121

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period December 20, 2021 to May 31, 2022. The Fund held no Level 3 securities at any time during the period December 20, 2021 to May 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral. As of May 31, 2022, $160,524 of the Fund’s cash was deposited with a broker. During the period ended May 31, 2022, there were no amounts due to broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended May 31, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Tactical Bond ETF	10,000	$250	$232,300

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Kingsbarn Capital Management, LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees; and (iii) is responsible for oversight of the sub-advisor. For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, of 1.25% of the Fund’s average daily net assets. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Fund, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.95% of the average daily net assets of the Fund until March 31, 2023 and the Advisor may not terminate this arrangement prior to that date.

The Advisor has retained Vident Investment Advisory, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolio. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the annual rate of 0.045% on assets up to $250,000,000, 0.04% on assets from $250,000,000 to $500,000,000, and

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

0.035% on assets in excess of $500,000,000, subject to a minimum annual fee of $25,000. If the Advisor and Trust elect to have the Sub-Advisor manage the strategy through the use of individual bonds, rather than ETFs, once the Fund reaches $500,000,000 in assets the Sub-Advisor’s fee will be at an annual rate of 0.06% on assets up to $500,000,000 and 0.055% on assets in excess of $500,000,000, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

NOTE 3 –INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended May 31, 2022 were as follows:

Purchases	Sales
$1,336,153	$1,307,341

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended May 31, 2022 were as follows:

Purchases	Sales	Realized Gains
$4,494,309	$553,805	$5,305

NOTE 4 –DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the period ended May 31, 2022, there were no such reclassifications.

The tax character of the distributions during the period ended May 31, 2022 were as follows:

Distributions paid from:
Ordinary income	$8,671

As of May 31, 2022, the components of distributable earnings (losses) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$7,314
Accumulated net realized gain (loss) on investments	(51,304)
Net unrealized appreciation (depreciation) on investments	(78,366)
$(122,356)

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,847,487	$22,714	$(101,080)	$(78,366)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended May 31, 2022
Shares sold	200,000
Shares redeemed	(25,000)
Net increase (decrease)	175,000

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

NOTE 6 –RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Bond Funds.

Market Risk. The market value of securities owned by the Fund may decline, at times sharply and unpredictably.

Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Other Investment Company Securities Risk. When the Fund invests in Underlying Bond Funds, it is subject to the risks associated with those investment companies, (such as the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector). The Fund may be affected by losses of the Underlying Bond Funds and the level of risk arising from the investment practices of the Underlying Bond Funds (such as the use of derivative transactions by the Underlying Bond Funds). The ability of the Fund to meet its investment objective is affected by the ability of the Underlying Bond Funds to meet their investment objectives. The Fund has no control over the investments and related risks taken by the Underlying Bond Funds in which it invests. Underlying Bond Funds incur operating expenses that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the Underlying Bond Funds, in addition to Fund expenses.

Fixed-Income Securities Risk. While fixed-income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed-income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

•Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

•Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

•Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

•Duration Risk. Prices of fixed-income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•Prepayment Risk. Underlying Bond Funds in which the Fund invests may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

•Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund or an Underlying Bond Fund may invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund or any Underlying Bond Fund for any particular period. In a falling interest rate environment, there may be lower-yielding securities.

High Yield (“Junk”) Bond Risk. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. Junk bonds are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times,

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

it may be difficult to sell these securities promptly at an acceptable price, which may limit the Underlying Bond Fund’s ability to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments may pose greater illiquidity and valuation risks.

Derivatives Risk. The Fund will use derivative instruments such as futures contracts and the Underlying Bond Funds may use derivative instruments such as swaps, foreign currency exchange forward contracts, futures contracts and options on futures contracts. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. If the Fund or Underlying Bond Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. In utilizing certain derivatives, a fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Underlying Bond Fund and the Fund.

Risk of Investing in Futures. The Fund will and the Underlying Bond Funds may invest in futures contracts. Futures contracts can be highly volatile and using futures can increase the volatility of a fund’s net asset value (“NAV”) and/or lower total return. Additionally, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the fund, and the potential loss from futures can exceed the fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the futures contract positions held by the Fund or an Underlying Bond Fund at any time. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund or an Underlying Bond Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the initial investment of the Fund or Underlying Bond Fund in such contracts. The use of derivatives by the Fund and Underlying Bond Funds may magnify losses for the Fund and the Underlying Bond Funds.

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Swap Agreements Risk. Swap agreements are contracts among a fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of a specified index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.

Leverage Risk. The Fund does not seek leveraged returns but, as a result of the use of certain derivatives by the Fund or the Underlying Bond Funds, investment leverage may be created. This means that the derivative position may provide the Fund or Underlying Bond Fund with investment exposure greater than the value of the investment of the Fund or the Underlying Bond Fund in the derivative. As a result, these derivatives may magnify losses to the Fund or Underlying Bond Fund, and even a small market movement may result in significant losses.

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives and the Underlying Bond Funds’ investments in junk bonds and swaps. Investments in illiquid assets involve the risk that the Fund or Underlying Bond Fund may be unable to sell such assets or sell them at a reasonable price.

Mortgage-Related Securities Risk. The Underlying Bond Funds may buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension risks. Mortgage-related securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.

When-Issued and Delayed Delivery Transactions. Mortgage-related securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Underlying Bond Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Asset-Backed Securities Risk. The Underlying Bond Funds may buy interests in asset-backed securities which are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. Neither the Underlying Bond Fund nor its investment advisor selects the loans, receivables or other assets that are included in the pools or the collateral backing those pools. Asset-backed securities are subject to interest rate risk and credit risk. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool. Certain asset-backed securities are subject to prepayment and extension risks.

Foreign Securities Risk. To the extent the Fund invests in in Underlying Bond Funds that invest in foreign securities, it may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Underlying Bond Funds invest may be less reliable or complete.

Currency Risk and Currency Hedging Risk. An Underlying Bond Fund may attempt to offset, or hedge, its foreign currency exposure by entering into currency hedging transactions, primarily through the use of foreign currency exchange forward contracts (a type of derivative). However, it generally is not possible for a fund to perfectly hedge its foreign currency exposure. In addition, the Underlying Bond Fund will incur expenses to hedge its foreign currency exposure. By entering into currency hedging transactions, the Underlying Bond Fund may eliminate any chance to benefit from favorable fluctuations in relevant currency exchange rates. An Underlying Bond Fund’s use of foreign currency

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

exchange forward contracts also subjects the Fund to counterparty risk, which is the chance that the counterparty to a currency forward contract with the Underlying Bond Fund will be unable or unwilling to meet its financial obligations.

Sovereign and Quasi-Sovereign Obligations Risk. The Fund may invest in securities issued by or guaranteed by non-US sovereign governments and by entities affiliated with or backed by non-US sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Municipal Securities Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.

ETF Structure Risk. The Fund and the Underlying Bond Funds are structured as ETFs and as a result are each subject to special risks. These risks may be magnified because they apply to the Fund and each Underlying Bond Fund the Fund holds. Such risks include:

•Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, ma-ke trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

•Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

•National Closed Market Trading Risk. To the extent that the underlying securities and/or other assets held by an ETF trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the ETF’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the ETF’s quote from the closed foreign market). These deviations could result in premiums or discounts to an ETF’s NAV that may be greater than those experienced by other ETFs.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

Index-Related Risk. There is no guarantee that the Underlying Bond Fund’s investment results will have a high degree of correlation to those of its target index or that the Underlying Bond Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Underlying Bond Fund’s ability to adjust its exposure to the required levels in order to track the target index.

Securities Lending Risk. To the extent the Fund invests in Underlying Bond Funds that engage in securities lending, securities lending creates risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Bond Fund may lose money and there may be a delay in recovering the loaned securities. The Underlying Bond Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Investment Risk. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any investment, you may lose some or all of your investment by investing in the Fund.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

New Advisor Risk. The Advisor has not previously managed an ETF. Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience may limit its effectiveness.

Other Risks for the Fund

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material

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KINGSBARN TACTICAL BOND ETF

Notes to Financial Statements- continuedMay 31, 2022 (unaudited)

and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, or the issuers of securities in which the Fund invests has the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, or issuers of securities in which the Fund invests.

NOTE 7 –SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at www.sec.gov.

Approval of Investment Advisory and Sub-Advisory Agreements – Kingsbarn ETF

At a meeting held on September 16, 2021 and October 4, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of a proposed Investment Advisory (the “Kingsbarn Advisory Agreement”) between the Trust and Kingsbarn Capital Management, LLC (“Kingsbarn”) and the proposed Investment Sub-Advisory Agreement (the “Kingsbarn Sub-Advisory Agreement”) between Kingsbarn and Vident Investment Advisory, LLC (“Vident”), each with respect to the Kingsbarn Tactical Bond ETF (“Kingsbarn ETF”).

The Board reviewed and discussed the approval of the proposed Investment Advisory Agreement (the “Kingsbarn Advisory Agreement”) between the Trust and Kingsbarn and the proposed Investment Sub-Advisory Agreement (the “Kingsbarn Sub-Advisory Agreement”) between Kingsbarn and Vident, each with respect to the Kingsbarn ETF. The Board reflected on its discussions with the representatives from Kingsbarn and Vident earlier in the Meeting regarding the manner in which the Kingsbarn ETF is to be managed and the roles and responsibilities of Kingsbarn and Vident under the Kingsbarn Advisory Agreement and the Kingsbarn Sub-Advisory Agreement (collectively, the “Kingsbarn Advisory Agreements”).

Trust Counsel referred the Board to the Board Materials that included a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the Kingsbarn Advisory Agreements and the responses of Kingsbarn and Vident to requests for information from Trust

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Counsel on behalf of the Board. He noted that the responses included a copy of financial information for Kingsbarn, an expense comparison analysis for the Kingsbarn ETF and comparable ETFs, and the Kingsbarn Advisory Agreements. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Kingsbarn Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Kingsbarn and Vident; (ii) the investment performance of Kingsbarn; (iii) the costs of the services to be provided and profits to be realized by Kingsbarn and Vident from the relationship with the Kingsbarn ETF; (iv) the extent to which economies of scale would be realized if the Kingsbarn ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Kingsbarn Advisory Agreements, including: (i) information regarding the services and support to be provided by Kingsbarn and Vident to the Kingsbarn ETF and its shareholders; (ii) presentations by management of Kingsbarn and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Kingsbarn ETF; (iii) information pertaining to the compliance structure of Kingsbarn and Vident; (iv) disclosure information contained in the Kingsbarn ETF’s registration statement and Kingsbarn’s Form ADV and/or the policies and procedures of Kingsbarn and Vident; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Kingsbarn Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Kingsbarn and Vident, including financial information, its personnel and the services to be provided by Kingsbarn and Vident to the Kingsbarn ETF, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Kingsbarn ETF and comparative expense and performance information for other ETFs with strategies similar to the Kingsbarn ETF prepared by an independent third party; (iii) the anticipated effect of size on the Kingsbarn ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Kingsbarn and Vident from their relationship with the Kingsbarn ETF.

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Kingsbarn Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Kingsbarn Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Kingsbarn and Vident.

In this regard, the Board considered the responsibilities of Kingsbarn and Vident under their respective Kingsbarn Advisory Agreements. The Board reviewed the services to be provided by Kingsbarn and Vident to the Kingsbarn ETF, including, without limitation, Kingsbarn’s process for formulating investment recommendations and the processes of both Kingsbarn and Vident for assuring compliance with the Kingsbarn ETF’s investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Kingsbarn for the Kingsbarn ETF among the service providers; and the anticipated efforts of Kingsbarn to promote the Kingsbarn ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Kingsbarn and Vident; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Kingsbarn in supervising Vident as a sub-adviser to the Kingsbarn ETF and the relationship between and Kingsbarn and Vident. After reviewing the foregoing and further information from Kingsbarn and Vident, the Board concluded that the quality, extent, and nature of the services to be provided by Kingsbarn and Vident was satisfactory and adequate for the Kingsbarn ETF.

The investment performance of Kingsbarn.

The Board noted that the Kingsbarn ETF had not yet commenced operations. The Trustees considered Kingsbarn has not managed any other investment accounts with an objective, policies and strategies that are substantially similar to the those that will be utilized for the Kingsbarn ETF. Notwithstanding, the Board reflected on the skillset and experiences of the portfolio management team and other relevant statistical data presented by Kingsbarn that could have an effect on how the Kingsbarn ETF could perform, and they were satisfied with this presentation by Kingsbarn.

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The costs of services to be provided and profits to be realized by Kingsbarn and Vident from the relationship with the Kingsbarn ETF.

In this regard, the Board considered the financial condition of Kingsbarn and the level of commitment to the Kingsbarn ETF by Kingsbarn and its principal. The Board also considered the projected assets and proposed expenses of the Kingsbarn ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Kingsbarn and Vident. The Trustees considered the unitary fee structure proposed by Kingsbarn and Kingsbarn’s contractual agreement to waive its advisory fee for the Kingsbarn ETF from 1.25% to 0.95% of the ETF’s average daily net assets through March 31, 2023. The Board compared the proposed gross and net unitary fee of the Kingsbarn ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the Kingsbarn ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the Kingsbarn ETF’s projected gross and net expense ratios were equal to the median of its peer group but higher than the peer group’s Morningstar category and that its gross and net advisory fees were higher than its peer group and category medians. The Trustees further noted Kingsbarn’s representation that its management of duration is what makes the Kingsbarn ETF unique. The Board considered that Kingsbarn does not manage any separate accounts with strategies similar to those of the Kingsbarn ETF. The Board noted that Vident represented that its proposed fee for sub-advising the Kingsbarn ETF is consistent with the range of fees charged to other clients. The Trustees considered the split of the advisory fees paid to Kingsbarn versus those paid to Vident and the respective services provided by each to the Kingsbarn ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to Kingsbarn (who in turn will pay Vident) were within an acceptable range in light of the services to be rendered by Kingsbarn and Vident.

The extent to which economies of scale would be realized as the Kingsbarn ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Kingsbarn ETF’s investors.

The Trustees considered that it was not anticipated that the Kingsbarn ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to fee increases and that Kingsbarn has contractually agreed to waive its advisory fee for the Kingsbarn ETF from 1.25% to 0.95% of the ETF’s average daily net assets through March 31, 2023.

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ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Kingsbarn ETF; the basis of decisions to buy or sell securities for the Kingsbarn ETF; the substance and administration of the Code of Ethics and other relevant policies of Kingsbarn and Vident. The Board noted that Kingsbarn and Vident have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Kingsbarn ETF. The Board also considered potential benefits for Kingsbarn and Vident in managing the Kingsbarn ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Kingsbarn and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Kingsbarn and Vident from managing the Kingsbarn ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Kingsbarn Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Kingsbarn Advisory Agreements were each approved for an initial two-year term.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 20, 2021 and held for the period ended May 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 5/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended** 5/31/22
Kingsbarn ETF	$1,000.00	$970.48	0.95%	$4.15
Hypothetical***	$1,000.00	$1,020.19	0.95%	$4.78

*Beginning account value date for the Kingsbarn ETF is its date of commencement of operations, December 20, 2021. Beginning account value date for the Hypothetical Example is the six months period beginning December 1, 2021.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (162 days for the Kingsbarn ETF, 182 days for the Hypothetical Example) divided by 365 days in the current year.

***5% return before expenses

SEMI-ANNUAL REPORT

KINGSBARN TACTICAL BOND ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Kingsbarn Capital Management, LLC
1645 Village Center Circle, Suite 200
Las Vegas, Nevada 89134

Investment Sub-Advisor:

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.

CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.

 PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 5, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: August 5, 2022

* Print the name and title of each signing officer under his or her signature.